Other financial assets (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets measured at fair value through profit or loss
Other financial assets	$ 2,934,734	$ 3,071,659
Current	1,627,150	2,194,651
Non-current	1,307,584	877,008
Financial assets at fair value, class [member]
Assets measured at fair value through profit or loss
Financial assets at fair value through profit or loss	2,559,472	3,068,268
Hedging instruments [Member]
Assets measured at fair value through profit or loss
Other financial assets	17,449	98,877
Assets measured at fair value through other comprehensive income [Member]
Assets measured at fair value through profit or loss
Other financial assets	2,789	732
Assets measured at amortized cost [Member]
Assets measured at fair value through profit or loss
Financial assets at fair value through profit or loss	375,262	3,391
Investment in equity securities and trust funds
Assets measured at fair value through profit or loss
Financial assets at fair value through profit or loss	606,624	0
Other local currency
Assets measured at fair value through profit or loss
Financial assets at fair value through profit or loss	759,892	474,535
Other foreign currency
Assets measured at fair value through profit or loss
Financial assets at fair value through profit or loss	$ 1,172,718	$ 2,494,124